Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,046,496	$ 1,522,777	$ 1,537,198
Post-employment benefits	41,062	44,389	87,465
Long-term benefits	23,016	(1,061)	28,600
Share-based payments	20,443	608,179	16,307
Total	$ 2,131,017	$ 2,174,284	$ 1,669,570